Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
March 31, 2026
VIPHI-NPRT1-0526
1.799878.122
Alternative Funds - 1.4%
	Shares	Value ($)
Fidelity Private Credit Company LLC (n)(o) (Cost $11,515,547)	1,168,487	10,934,239

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Loan Management US CLO 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.3676% 7/20/2037 (c)(d)(j)	250,000	248,509
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Bbam US CLO I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.6722% 3/30/2038 (c)(d)(j)	125,000	123,757
Bbam US CLO IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 9.9222% 7/15/2039 (c)(d)(j)	250,000	248,257
Birch Grove CLO 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.4176% 10/20/2037 (c)(d)(j)	100,000	97,142
CIFC Funding Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 10.9197% 7/21/2038 (c)(d)(j)	250,000	250,131
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.4176% 1/17/2038 (c)(d)(j)	100,000	95,186
Flatiron RR CLO 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 8.9222% 4/15/2038 (c)(d)(j)	200,000	193,804
Magnetite XXIX Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.6722% 7/15/2037 (c)(d)(j)	100,000	99,125
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 7/20/2036 (c)(d)(j)	100,000	96,983
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 9.9176% 10/20/2037 (c)(d)(j)	125,000	124,112
RR 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.6722% 10/15/2039 (c)(d)(j)	125,000	123,948
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,452,445
TOTAL ASSET-BACKED SECURITIES (Cost $1,725,000)		1,700,954

Bank Loan Obligations - 9.3%
	Principal Amount (a)	Value ($)
COLOMBIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 9%, 13% 6/30/2026 (b)(c)(d)(f)	449,894	449,893
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2112% 5/23/2030 (b)(c)(d)	555,810	549,441
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.0472% 5/14/2029 (b)(c)(d)	1,386,376	1,376,325
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.5472% 5/31/2031 (b)(c)(d)	1,961,220	1,962,455

TOTAL FRANCE		3,338,780
LUXEMBOURG - 0.2%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.6722% 10/31/2027 (b)(c)(d)	467,590	338,128
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9496% 10/1/2032 (b)(c)(d)	1,211,963	1,107,431
TOTAL LUXEMBOURG		1,445,559
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9612% 8/30/2028 (b)(c)(d)	2,560,721	1,075,503
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4142% 11/15/2030 (b)(c)(d)	505,000	480,699
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(d)	2,055,513	1,964,125

TOTAL SWITZERLAND		2,444,824
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 2/10/2031 (b)(c)(d)	1,095,000	1,094,179
UNITED STATES - 8.0%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 3/29/2032 (b)(c)(d)	280,000	279,709
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 10/6/2032 (b)(c)(d)	1,137,150	1,136,445
		1,416,154
Entertainment - 0.0%
OAK-Eagle Acquireco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 3/24/2033 (b)(c)(d)(e)	710,000	705,562
Media - 0.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2996% 6/18/2029 (b)(c)(d)	1,223,336	1,142,596
EW Scripps Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.35%, 7.1395% 11/30/2029 (b)(c)(d)	383,924	376,726
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.8677% 12/31/2030 (b)(c)(d)	2,281,262	2,030,323
		3,549,645
TOTAL COMMUNICATION SERVICES		5,671,361
Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4177% 1/28/2032 (b)(c)(d)	278,600	277,624
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/23/2032 (b)(c)(d)	789,611	787,242
Saks Global Enterprises LLC Tranche SECOND OUT ROLL-UP DIP 1LN, term loan CME Term SOFR 1 month Index + 12.5%, 16.175% 7/15/2026 (b)(c)(d)	185,902	55,771
		843,013
Distributors - 0.2%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1731% 12/29/2032 (b)(c)(d)	1,270,000	1,248,575
Diversified Consumer Services - 0.1%
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1781% 8/19/2030 (b)(c)(d)	860,000	853,817
Hotels, Restaurants & Leisure - 0.9%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9177% 1/29/2029 (b)(c)(d)	1,736,804	1,700,557
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9612% 6/1/2028 (b)(c)(d)	2,267,096	2,050,951
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 12/30/2026 (b)(c)(d)	2,257,592	2,162,774
		5,914,282
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0177% 6/29/2028 (b)(c)(d)	874,313	752,347
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4108% 10/1/2032 (b)(c)(d)	1,930,000	1,882,715
		2,635,062
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.525% 6/6/2031 (b)(c)(d)	2,723,839	2,171,935
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.675% 6/6/2031 (b)(c)(d)	114,425	96,239
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1608% 3/15/2031 (b)(c)(d)	85,000	82,907
SGUS LLC 1LN, term loan 16.1781% 7/15/2026 (b)(c)	269,062	80,719
SGUS LLC Tranche THIRD OUT 1LN, term loan CME Term SOFR 1 month Index + 8%, 13.6781% 7/15/2026 (b)(c)(d)	509,023	45,812
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 2/10/2033 (b)(c)(d)	735,000	697,640
		3,175,252
TOTAL CONSUMER DISCRETIONARY		14,947,625
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6996% 9/20/2030 (b)(c)(d)	1,213,900	1,184,560
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (b)(c)(d)(g)	5,881,218	3,271,898
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4132% 2/3/2032 (b)(c)(d)	158,800	156,915
Financial Services - 0.6%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 7/31/2031 (b)(c)(d)	1,045,930	1,003,623
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6677% 7/31/2031 (b)(c)(d)	840,987	812,721
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4177% 2/16/2032 (b)(c)(d)	955,000	921,231
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 2/20/2032 (b)(c)(d)(e)	240,000	239,813
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1556% 2/20/2032 (b)(c)(d)	1,617,775	1,616,513
		4,593,901
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 9/19/2031 (b)(c)(d)	98,511	97,660
TOTAL FINANCIALS		4,848,476
Health Care - 0.8%
Health Care Equipment & Supplies - 0.2%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4177% 1/15/2031 (b)(c)(d)	1,174,100	1,175,568
Health Care Providers & Services - 0.0%
Cano Health LLC Tranche INITIAL EXCHANGE TERM LOANS 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.6996% 6/28/2029 (b)(c)(d)(f)	466,295	326,406
Pharmaceuticals - 0.6%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9177% 10/8/2030 (b)(c)(d)	4,777,215	4,603,372
TOTAL HEALTH CARE		6,105,346
Industrials - 0.6%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche N 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1677% 2/13/2033 (b)(c)(d)	80,000	80,015
Building Products - 0.0%
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.024% 4/12/2028 (b)(c)(d)	149,606	84,314
Commercial Services & Supplies - 0.6%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1636% 8/1/2030 (b)(c)(d)	385,165	329,635
CSC ServiceWorks East LLC Tranche EXCHANGE FLSO TL 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9326% 9/4/2030 (b)(c)(d)	3,955,927	3,095,514
CSC ServiceWorks East LLC Tranche INITIAL FL1O 1LN, term loan CME Term SOFR 1 month Index + 5.43%, 9.101% 9/4/2030 (b)(c)(d)	603,694	614,512
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.7602% 2/3/2033 (b)(c)(d)	395,000	376,435
		4,416,096
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9496% 9/13/2032 (b)(c)(d)	109,725	109,862
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4108% 4/1/2031 (b)(c)(d)	54,446	53,799
TOTAL INDUSTRIALS		4,744,086
Information Technology - 1.0%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9338% 2/10/2028 (b)(c)(d)	944,502	876,365
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (b)(c)	1,055,967	856,653
		1,733,018
Software - 0.8%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6677% 12/11/2028 (b)(c)(d)	1,238,029	1,207,078
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6727% 8/6/2032 (b)(c)(d)	870,000	852,600
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9285% 6/2/2028 (b)(c)(d)	865,929	759,853
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6996% 8/31/2028 (b)(c)(d)	3,119,593	3,015,618
		5,835,149
TOTAL INFORMATION TECHNOLOGY		7,568,167
Materials - 1.6%
Chemicals - 1.5%
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.1677% 10/15/2032 (b)(c)(d)	1,012,463	1,003,603
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4192% 10/4/2029 (b)(c)(d)	1,283,032	1,260,258
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.7246% 7/3/2028 (b)(c)(d)	2,895,348	2,521,356
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.675% 3/15/2029 (b)(c)(d)	1,207,974	1,153,362
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.4168% 8/25/2031 (b)(c)(d)	2,071,872	2,018,356
Mativ Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/30/2033 (b)(c)(d)(e)	1,210,000	1,161,600
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9496% 11/3/2032 (b)(c)(d)	94,763	91,106
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.3504% 1/31/2029 (b)(c)(d)	29,775	29,676
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1856% 9/30/2031 (b)(c)(d)	2,259,140	1,711,818
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9496% 4/4/2029 (b)(c)(d)	422,864	340,406
		11,291,541
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8427% 4/13/2029 (b)(c)(d)	615,718	585,979
TOTAL MATERIALS		11,877,520
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1727% 3/29/2030 (b)(c)(d)	750,565	753,380
TOTAL UNITED STATES		60,972,419
TOTAL BANK LOAN OBLIGATIONS (Cost $74,260,017)		71,370,598

Commercial Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(j)	475,000	467,603
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9875% 7/15/2038 (c)(d)(j)	1,111,000	1,110,306
TOTAL UNITED STATES		1,577,909
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,497,562)		1,577,909

Common Stocks - 1.1%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (f)	74,146	1,099,552
Altice France Holding SA rights (f)(h)(j)	1,308	14,665

TOTAL FRANCE		1,114,217
UNITED STATES - 1.0%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Mesquite Energy Inc (f)(h)	199,008	4,563,251
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Anteris Technologies Global Corp (h)	29,000	160,950
Health Care Providers & Services - 0.1%
Cano Health LLC (f)(h)	65,803	555,378
Cano Health LLC warrants 6/28/2029 (f)(h)	2,914	3,992
Surgery Partners Inc (h)(i)	36,300	432,696
		992,066
TOTAL HEALTH CARE		1,153,016
Information Technology - 0.2%
IT Services - 0.1%
GTT Communications Inc (f)(h)	23,507	840,375
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp (h)	11,000	681,120
TOTAL INFORMATION TECHNOLOGY		1,521,495
TOTAL UNITED STATES		7,237,762
TOTAL COMMON STOCKS (Cost $4,959,284)		8,351,979

Convertible Corporate Bonds - 2.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.4%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (c)	1,031,216	3,683,607
Financials - 0.3%
Financial Services - 0.3%
Redfin Corp 0.5% 4/1/2027	2,666,000	2,543,364
Health Care - 0.1%
Biotechnology - 0.1%
Travere Therapeutics Inc 2.25% 3/1/2029	891,000	1,123,373
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc 1.25% 6/1/2030	610,000	1,007,720
ON Semiconductor Corp 0% 5/1/2027 (l)	283,000	364,928
Wolfspeed Inc 2.5% 6/15/2031 (j)	170,000	242,463
Wolfspeed Inc 2.5% 6/15/2031	149,000	212,511
Wolfspeed Inc 3.5% 3/15/2031 (j)	1,141,000	1,203,755
		3,031,377
Software - 0.9%
Riot Platforms Inc 0.75% 1/15/2030	1,984,000	2,276,640
Strategy Inc 0% 12/1/2029 (l)	3,340,000	2,770,531
Terawulf Inc 0% 5/1/2032 (j)(l)	1,432,000	1,479,132
		6,526,303
TOTAL INFORMATION TECHNOLOGY		9,557,680
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Compass Inc 0.25% 4/15/2031 (j)	750,000	627,750
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	585,000	605,752
TOTAL UNITED STATES		18,141,526
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $14,483,335)		18,141,526

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Whirlpool Corp Series A, 8.5%	19,835	812,243
Financials - 0.3%
Financial Services - 0.3%
Acrisure Holdings Inc Series A-2 (f)	49,169	1,412,134
Apollo Global Management Inc Series A, 6.75%	12,273	720,408
TOTAL FINANCIALS		2,132,542
Information Technology - 0.1%
Software - 0.1%
Oracle Corp Series D 6.5%	18,807	864,558
TOTAL UNITED STATES		3,809,343
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,899,051)		3,809,343

Non-Convertible Corporate Bonds - 77.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Azule Energy Finance Plc 8.125% 1/23/2030 (j)	555,000	560,439
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (j)	283,000	267,452
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (j)	422,000	417,852
Mineral Resources Ltd 8% 11/1/2027 (j)	345,000	349,405
Mineral Resources Ltd 9.25% 10/1/2028 (j)	675,000	699,383

TOTAL AUSTRALIA		1,734,092
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (j)	655,000	492,888
BRAZIL - 0.6%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Ambipar Lux Sarl 9.875% (g)(j)	2,345,000	428,338
Passenger Airlines - 0.0%
Azul Secured Finance LLP 9.875% 2/15/2031 (j)	380,000	335,350
TOTAL INDUSTRIALS		763,688
Materials - 0.5%
Metals & Mining - 0.5%
ERO Copper Corp 6.5% 2/15/2030 (j)	2,520,000	2,494,523
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (c)(j)	1,386,781	1,365,979
TOTAL MATERIALS		3,860,502
TOTAL BRAZIL		4,624,190
CANADA - 2.0%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
TELUS Corp 6.375% 6/9/2056 (c)	830,000	821,689
TELUS Corp 6.625% 10/15/2055 (c)	395,000	395,145
TELUS Corp 6.625% 6/9/2056 (c)	665,000	648,215
TELUS Corp 7% 10/15/2055 (c)	645,000	658,448
		2,523,497
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 6.875% 7/31/2056 (c)	1,630,000	1,636,254
TOTAL COMMUNICATION SERVICES		4,159,751
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (j)	530,000	518,064
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (j)	1,950,000	1,832,854
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (j)	435,000	428,906
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (j)	710,000	711,546
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (j)	1,875,000	1,905,310
TOTAL CONSUMER DISCRETIONARY		5,396,680
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (c)	281,000	292,573
Health Care - 0.0%
Pharmaceuticals - 0.0%
Bausch Health Cos Inc 11% 9/30/2028 (j)	132,000	134,645
Industrials - 0.5%
Aerospace & Defense - 0.2%
Bombardier Inc 6.75% 6/15/2033 (j)	370,000	382,102
Bombardier Inc 7% 6/1/2032 (j)	425,000	441,083
Bombardier Inc 7.25% 7/1/2031 (j)	745,000	780,698
		1,603,883
Commercial Services & Supplies - 0.3%
Wrangler Holdco Corp 6.625% 4/1/2032 (j)	2,140,000	2,203,518
TOTAL INDUSTRIALS		3,807,401
Materials - 0.1%
Chemicals - 0.0%
Methanex Corp 5.65% 12/1/2044	372,000	331,903
Metals & Mining - 0.1%
Capstone Copper Corp 6.75% 3/31/2033 (j)	800,000	794,731
TOTAL MATERIALS		1,126,634
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
TransAlta Corp 5.875% 2/1/2034	780,000	774,750
TOTAL CANADA		15,692,434
COLOMBIA - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canacol Energy Ltd 5.75% (g)(j)	3,195,000	1,110,263
Gran Tierra Energy Inc 9.75% 4/15/2031 (j)	402,000	351,247
TOTAL ENERGY		1,461,510
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (j)	1,365,000	1,244,302
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (j)	310,000	312,666
TOTAL UTILITIES		1,556,968
TOTAL COLOMBIA		3,018,478
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (j)	650,000	664,554
FINLAND - 0.2%
Materials - 0.2%
Paper & Forest Products - 0.2%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (j)	1,200,000	1,167,165
FRANCE - 0.7%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 6.5% 10/15/2031 (j)	1,897,866	1,799,668
Altice France SA 6.5% 4/15/2032 (j)	773,861	731,333
Altice France SA 6.875% 10/15/2030 (j)	349,761	334,561
Altice France SA 6.875% 7/15/2032 (j)	1,255,306	1,189,438
TOTAL COMMUNICATION SERVICES		4,055,000
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (j)	855,000	896,124
Financials - 0.1%
Financial Services - 0.1%
Iliad Holding SAS 7% 4/15/2032 (j)	755,000	755,841
TOTAL FRANCE		5,706,965
GERMANY - 0.3%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
ZF North America Capital Inc 6.75% 4/23/2030 (i)(j)	175,000	169,255
ZF North America Capital Inc 7.5% 3/24/2031 (i)(j)	765,000	751,471
TOTAL CONSUMER DISCRETIONARY		920,726
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc 5.25% 7/15/2027 (i)(j)	1,025,000	1,022,321
TOTAL GERMANY		1,943,047
GHANA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Kosmos Energy Ltd 7.5% 3/1/2028 (j)	2,140,000	2,057,075
Kosmos Energy Ltd 8.75% 10/1/2031 (j)	355,000	315,950

TOTAL GHANA		2,373,025
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (j)	1,235,000	1,253,004
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (j)	785,000	713,840
IRELAND - 0.7%
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (c)	465,000	465,479
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (j)	920,000	940,465
GGAM Finance Ltd 8% 2/15/2027 (j)	1,480,000	1,493,617
GGAM Finance Ltd 8% 6/15/2028 (j)	985,000	1,022,289
		3,456,371
TOTAL FINANCIALS		3,921,850
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.85% 4/1/2033 (j)	1,215,000	1,163,927
TOTAL IRELAND		5,085,777
ISRAEL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (j)(q)	340,000	326,422
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	550,000	564,236
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,175,000	1,188,910
TOTAL HEALTH CARE		1,753,146
TOTAL ISRAEL		2,079,568
LUXEMBOURG - 0.2%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (j)	965,000	666,654
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (j)	313,000	284,463
TOTAL COMMUNICATION SERVICES		951,117
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (j)	395,000	414,797
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (j)	195,000	163,878
TOTAL LUXEMBOURG		1,529,792
NETHERLANDS - 0.0%
Communication Services - 0.0%
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (j)	435,000	406,099
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (j)	550,000	568,790
TGS ASA 8.5% 1/15/2030 (j)	1,070,000	1,117,266

TOTAL NORWAY		1,686,056
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (j)	1,745,000	1,717,269
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 9% 1/15/2033 (j)	1,615,000	1,617,019
TOTAL PANAMA		3,334,288
PERU - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Volcan Cia Minera SAA 8.5% 10/28/2032 (j)	645,000	656,223
SOUTH AFRICA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (j)	1,845,000	1,829,825
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (j)	370,000	362,268
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (j)	965,000	936,018
TOTAL SPAIN		1,298,286
SWITZERLAND - 0.2%
Industrials - 0.1%
Aerospace & Defense - 0.1%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (j)	470,000	463,930
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (j)	275,000	268,730
TOTAL INDUSTRIALS		732,660
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (j)	1,020,000	1,004,700
TOTAL SWITZERLAND		1,737,360
TANZANIA - 0.1%
Information Technology - 0.1%
Communications Equipment - 0.1%
HTA Group Ltd/Mauritius 6.75% 4/1/2031 (j)	400,000	395,100
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (j)	240,000	243,000

TOTAL TANZANIA		638,100
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (j)	860,000	856,887
UNITED KINGDOM - 1.0%
Communication Services - 0.2%
Media - 0.2%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (j)	1,815,000	1,610,238
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (j)	850,000	855,102
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG Global Finance PLC 12% 11/30/2028 (j)	3,080,000	3,295,079
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (j)	1,920,000	1,875,983
TOTAL UNITED KINGDOM		7,636,402
UNITED STATES - 68.1%
Communication Services - 7.1%
Diversified Telecommunication Services - 2.2%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (j)	1,000,000	992,719
APLD ComputeCo LLC 9.25% 12/15/2030 (j)	3,890,000	4,007,953
Black Pearl Compute LLC 6.125% 2/15/2031 (i)(j)	902,000	918,053
Cipher Compute LLC 7.125% 11/15/2030 (j)	725,000	751,121
Flash Compute LLC 7.25% 12/31/2030 (j)	1,850,000	1,862,563
Level 3 Financing Inc 6.875% 6/30/2033 (j)	2,150,000	2,189,390
Level 3 Financing Inc 7% 3/31/2034 (j)	1,805,000	1,847,573
Level 3 Financing Inc 8.5% 1/15/2036 (i)(j)	430,000	448,667
SV RNO Property Owner 1 LLC 5.875% 3/1/2031 (j)	960,000	948,953
Uniti Services LLC 7.5% 10/15/2033 (j)	875,000	909,695
WULF Compute LLC 7.75% 10/15/2030 (i)(j)	1,870,000	1,975,992
		16,852,679
Entertainment - 0.4%
OAK-Eagle Acquireco Inc 7.25% 7/1/2033 (j)(p)	1,335,000	1,383,186
OAK-Eagle Acquireco Inc 8.75% 7/1/2034 (j)(p)	1,445,000	1,512,759
		2,895,945
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/15/2034 (i)(j)	510,000	479,689
Media - 4.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (i)(j)	1,295,000	1,107,864
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (j)	1,275,000	1,162,105
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032 (i)	2,480,000	2,215,311
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (j)	1,445,000	1,350,322
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (j)	1,870,000	1,690,792
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (j)	855,000	847,981
CCO Holdings LLC / CCO Holdings Capital Corp 7% 2/1/2033 (i)(j)	1,565,000	1,569,310
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (j)	615,000	644,333
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (j)	1,125,000	1,191,373
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (j)	320,000	321,350
CMG Media Corp 8.875% 6/18/2029 (j)	255,000	220,490
CSC Holdings LLC 3.375% 2/15/2031 (j)	2,605,000	1,530,301
CSC Holdings LLC 4.125% 12/1/2030 (j)	2,580,000	1,548,229
CSC Holdings LLC 4.5% 11/15/2031 (j)	2,045,000	1,212,498
CSC Holdings LLC 4.625% 12/1/2030 (j)	745,000	262,886
CSC Holdings LLC 5.375% 2/1/2028 (j)	675,000	499,197
CSC Holdings LLC 5.5% 4/15/2027 (j)	450,000	390,327
Discovery Global Holdings Inc 4.279% 3/15/2032	280,000	246,660
Discovery Global Holdings Inc 5.05% 3/15/2042	1,085,000	718,227
Discovery Global Holdings Inc 5.141% 3/15/2052	275,000	166,598
DISH DBS Corp 5.25% 12/1/2026 (j)	1,020,000	1,011,252
DISH Network Corp 11.75% 11/15/2027 (j)	1,095,000	1,128,118
EchoStar Corp 10.75% 11/30/2029	2,609,657	2,819,084
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	2,049,497	2,069,496
EW Scripps Co/The 9.875% 8/15/2030 (j)	2,620,000	2,543,425
Nexstar Media Inc 6.5% 9/15/2033 (j)	970,000	977,390
Sirius XM Radio LLC 5.5% 7/1/2029 (j)	410,000	408,613
Univision Communications Inc 7.375% 6/30/2030 (j)	135,000	132,289
Univision Communications Inc 8% 8/15/2028 (j)	1,065,000	1,080,966
Univision Communications Inc 8.5% 7/31/2031 (j)	1,715,000	1,723,370
Univision Communications Inc 9.375% 8/1/2032 (i)(j)	1,445,000	1,489,239
		34,279,396
TOTAL COMMUNICATION SERVICES		54,507,709
Consumer Discretionary - 9.9%
Automobile Components - 1.0%
American Axle & Manufacturing Inc 6.375% 10/15/2032 (j)	585,000	578,999
American Axle & Manufacturing Inc 7.75% 10/15/2033 (i)(j)	1,110,000	1,080,583
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (j)	785,000	791,280
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (j)	1,110,000	1,134,975
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (j)	195,000	196,898
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.125% 4/15/2031 (j)	1,585,000	1,562,521
Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6.375% 4/15/2034 (j)	1,030,000	999,761
Patrick Industries Inc 6.375% 11/1/2032 (i)(j)	1,045,000	1,044,933
		7,389,950
Automobiles - 0.2%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (j)	135,000	123,380
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (j)	230,000	221,706
Nissan Motor Acceptance Co LLC 6.125% 9/30/2030 (i)(j)	415,000	398,832
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (j)	1,200,000	1,166,010
		1,909,928
Broadline Retail - 0.5%
Match Group Holdings II LLC 4.125% 8/1/2030 (j)	580,000	537,504
Match Group Holdings II LLC 5% 12/15/2027 (j)	167,000	166,303
Saks Global Enterprises LLC 11% (g)(j)	1,423,498	23,132
Saks Global Enterprises LLC 11% (f)(g)(j)	474,762	0
Wayfair LLC 6.75% 11/15/2032 (i)(j)	450,000	453,416
Wayfair LLC 7.25% 10/31/2029 (j)	815,000	831,939
Wayfair LLC 7.75% 9/15/2030 (i)(j)	2,025,000	2,108,303
		4,120,597
Diversified Consumer Services - 1.3%
Service Corp International/US 4% 5/15/2031	967,000	900,759
Service Corp International/US 4.625% 12/15/2027	157,000	155,410
Service Corp International/US 5.125% 6/1/2029	345,000	342,767
Service Corp International/US 5.75% 10/15/2032	1,345,000	1,342,413
Sotheby's 7.375% 10/15/2027 (j)	3,450,000	3,433,473
StoneMor Inc 8.5% 5/15/2029 (j)	1,165,000	1,136,096
TKC Holdings Inc 12% 2/15/2031 (j)	935,000	964,464
TKC Holdings Inc 8.5% 8/15/2030 (j)	1,480,000	1,492,336
		9,767,718
Hotels, Restaurants & Leisure - 4.3%
Acushnet Co 5.625% 12/1/2033 (i)(j)	535,000	530,860
Aramark Services Inc 5% 2/1/2028 (j)	775,000	770,426
Caesars Entertainment Inc 6.5% 2/15/2032 (j)	1,875,000	1,853,171
Caesars Entertainment Inc 7% 2/15/2030 (j)	830,000	840,251
Carnival Corp 5.125% 5/1/2029 (j)	565,000	560,155
Carnival Corp 5.75% 3/15/2030 (j)	790,000	796,266
Carnival Corp 5.75% 8/1/2032 (j)	730,000	729,763
Carnival Corp 5.875% 6/15/2031 (j)	1,875,000	1,898,046
Carnival Corp 6.125% 2/15/2033 (j)	945,000	954,589
Carnival Corp 6.65% 1/15/2028	160,000	163,920
Carnival Corp 7% 8/15/2029 (j)	1,410,000	1,462,665
Churchill Downs Inc 5.75% 4/1/2030 (j)	2,240,000	2,215,276
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (j)	1,502,000	1,435,502
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (j)	2,845,000	2,657,379
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (j)	745,000	676,959
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (j)	275,000	263,242
Hilton Domestic Operating Co Inc 4% 5/1/2031 (i)(j)	1,510,000	1,415,858
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (j)	635,000	620,380
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (i)(j)	870,000	866,072
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (i)(j)	735,000	739,487
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (j)	1,445,000	1,427,243
Life Time Inc 6% 11/15/2031 (j)	1,510,000	1,521,964
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (j)	445,000	329,151
NCL Finance Ltd 6.125% 3/15/2028 (j)	370,000	373,179
Royal Caribbean Cruises Ltd 5.375% 1/15/2036	775,000	761,397
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (j)	535,000	540,285
Station Casinos LLC 4.5% 2/15/2028 (j)	710,000	695,898
Station Casinos LLC 6.625% 3/15/2032 (i)(j)	775,000	778,007
Viking Cruises Ltd 5.875% 10/15/2033 (j)	1,535,000	1,515,524
Viking Cruises Ltd 9.125% 7/15/2031 (j)	260,000	274,285
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (j)	350,000	349,471
VOC Escrow Ltd 5% 2/15/2028 (j)	310,000	308,724
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (i)(j)	815,000	806,524
Yum! Brands Inc 3.625% 3/15/2031	240,000	221,614
Yum! Brands Inc 4.75% 1/15/2030 (i)(j)	832,000	818,120
Yum! Brands Inc 5.375% 4/1/2032 (i)	275,000	272,808
		32,444,461
Household Durables - 1.1%
Century Communities Inc 6.625% 9/15/2033 (i)(j)	805,000	788,615
LGI Homes Inc 4% 7/15/2029 (i)(j)	165,000	146,962
LGI Homes Inc 7% 11/15/2032 (i)(j)	1,925,000	1,784,913
LGI Homes Inc 8.75% 12/15/2028 (j)	475,000	485,988
Risewell Homes Inc 8.5% 11/1/2030 (j)	720,000	704,031
Somnigroup International Inc 3.875% 10/15/2031 (j)	870,000	790,964
TopBuild Corp 4.125% 2/15/2032 (i)(j)	675,000	622,067
TopBuild Corp 5.625% 1/31/2034 (j)	1,235,000	1,208,783
Whirlpool Corp 6.125% 6/15/2030 (i)	295,000	288,031
Whirlpool Corp 6.5% 6/15/2033 (i)	1,435,000	1,359,560
		8,179,914
Specialty Retail - 1.4%
Asbury Automotive Group Inc 4.75% 3/1/2030 (i)	565,000	544,459
Asbury Automotive Group Inc 5% 2/15/2032 (j)	350,000	331,454
Bath & Body Works Inc 6.625% 10/1/2030 (i)(j)	330,000	333,109
Bath & Body Works Inc 6.694% 1/15/2027	375,000	381,336
Bath & Body Works Inc 6.95% 3/1/2033	330,000	318,430
Carvana Co 10.25% 5/1/2030 (j)	85,000	90,950
Carvana Co 4.875% 9/1/2029 (j)	525,000	477,750
Carvana Co 5.5% 4/15/2027 (j)	622,000	609,560
Carvana Co 5.875% 10/1/2028 (j)	305,000	292,800
Carvana Co 9% 6/1/2030 pay-in-kind (c)(j)	597,877	621,943
Carvana Co 9% 6/1/2031 pay-in-kind (c)(j)	668,391	722,734
Group 1 Automotive Inc 6.375% 1/15/2030 (j)	740,000	744,964
LBM Acquisition LLC 6.25% 1/15/2029 (j)	480,000	350,768
LBM Acquisition LLC 9.5% 6/15/2031 (j)	1,125,000	979,252
Michaels Cos Inc/The 5% 3/15/2033 (j)	1,635,000	1,591,663
Park River Holdings Inc 8% 3/15/2031 (j)	305,000	303,592
Staples Inc 10.75% 9/1/2029 (j)	2,350,000	2,173,325
Wand NewCo 3 Inc 7.625% 1/30/2032 (j)	225,000	230,062
		11,098,151
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (i)(j)	717,000	645,180
Crocs Inc 4.25% 3/15/2029 (j)	167,000	160,289
		805,469
TOTAL CONSUMER DISCRETIONARY		75,716,188
Consumer Staples - 2.8%
Beverages - 0.2%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (j)	1,825,000	1,827,958
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (j)	1,572,000	1,499,594
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (j)	1,135,000	1,110,979
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (j)	690,000	682,184
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (j)	390,000	381,555
Albertsons Cos Inc 5.625% 3/31/2032 (j)	790,000	777,768
C&S Group Enterprises LLC 5% 12/15/2028 (j)	1,205,000	1,120,558
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (j)	622,000	647,533
Performance Food Group Inc 4.25% 8/1/2029 (j)	380,000	365,014
Performance Food Group Inc 5.625% 3/1/2034 (i)(j)	920,000	887,333
Performance Food Group Inc 6.125% 9/15/2032 (i)(j)	1,380,000	1,382,549
US Foods Inc 5.75% 4/15/2033 (i)(j)	3,120,000	3,106,129
US Foods Inc 7.25% 1/15/2032 (i)(j)	550,000	569,122
		12,530,318
Food Products - 1.0%
Darling Ingredients Inc 6% 6/15/2030 (i)(j)	680,000	684,752
Fiesta Purchaser Inc 7.875% 3/1/2031 (j)	705,000	717,734
Fiesta Purchaser Inc 9.625% 9/15/2032 (j)	1,105,000	1,125,411
Lamb Weston Holdings Inc 4.125% 1/31/2030 (j)	775,000	737,837
Lamb Weston Holdings Inc 4.375% 1/31/2032 (j)	785,000	729,227
Pilgrim's Pride Corp 3.5% 3/1/2032	1,310,000	1,189,145
Post Holdings Inc 4.625% 4/15/2030 (i)(j)	1,065,000	1,022,405
Post Holdings Inc 6.25% 10/15/2034 (j)	340,000	332,930
Post Holdings Inc 6.25% 2/15/2032 (j)	290,000	292,998
Post Holdings Inc 6.375% 3/1/2033 (i)(j)	545,000	536,903
		7,369,342
TOTAL CONSUMER STAPLES		21,727,618
Energy - 9.5%
Energy Equipment & Services - 1.5%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (j)	305,000	305,000
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (i)(j)	1,175,000	1,198,095
Archrock Services LP / Archrock Partners Finance Corp 6% 2/1/2034 (j)	785,000	777,200
Kodiak Gas Services LLC 5.875% 4/1/2031 (j)	705,000	708,491
Kodiak Gas Services LLC 6.5% 10/1/2033 (j)	380,000	384,105
Kodiak Gas Services LLC 6.75% 10/1/2035 (j)	680,000	690,820
Nabors Industries Inc 8.875% 8/15/2031 (i)(j)	340,000	354,204
SESI LLC 7.875% 9/30/2030 (j)	510,000	520,053
Transocean International Ltd 7.875% 10/15/2032 (j)	145,000	154,843
Transocean International Ltd 8.25% 5/15/2029 (j)	2,085,000	2,154,521
Transocean International Ltd 8.5% 5/15/2031 (j)	805,000	844,282
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (i)(j)	865,000	862,280
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (j)	865,000	885,047
Valaris Ltd 8.375% 4/30/2030 (j)	390,000	404,114
WBI Operating LLC 6.25% 10/15/2030 (j)	765,000	769,560
WBI Operating LLC 6.5% 10/15/2033 (j)	765,000	759,155
		11,771,770
Oil, Gas & Consumable Fuels - 8.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (j)	810,000	801,014
California Resources Corp 7% 1/15/2034 (j)	720,000	725,877
California Resources Corp 8.25% 6/15/2029 (j)	1,234,000	1,291,045
Cheniere Energy Inc 5.2% 7/30/2036 (j)	1,675,000	1,657,889
CITGO Petroleum Corp 8.375% 1/15/2029 (j)	755,000	779,676
CNX Resources Corp 5.875% 3/1/2034 (j)	845,000	822,926
CNX Resources Corp 7.25% 3/1/2032 (i)(j)	1,445,000	1,489,009
CNX Resources Corp 7.375% 1/15/2031 (j)	365,000	375,041
Comstock Resources Inc 5.875% 1/15/2030 (j)	1,160,000	1,122,380
Comstock Resources Inc 6.75% 3/1/2029 (j)	1,500,000	1,480,550
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (j)	1,290,000	1,258,063
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (j)	840,000	881,549
CVR Energy Inc 7.5% 2/15/2031 (j)	2,105,000	2,120,718
DBR Land Holdings LLC 6.25% 12/1/2030 (j)	840,000	850,492
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (j)	1,245,000	1,243,948
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (j)	865,000	895,075
DT Midstream Inc 4.125% 6/15/2029 (j)	865,000	846,801
DT Midstream Inc 4.375% 6/15/2031 (j)	365,000	351,835
Energy Transfer LP 6.5% 2/15/2056 (c)	985,000	973,159
Energy Transfer LP 6.75% 2/15/2056 (c)	400,000	397,819
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029	1,220,000	1,220,910
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (j)	245,000	247,000
Harvest Midstream I LP 7.5% 5/15/2032 (j)	1,355,000	1,381,118
Harvest Midstream I LP 7.5% 9/1/2028 (j)	610,000	615,917
Hess Midstream Operations LP 4.25% 2/15/2030 (j)	1,070,000	1,028,203
Hess Midstream Operations LP 5.5% 10/15/2030 (j)	1,720,000	1,706,405
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (j)	850,000	853,232
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (j)	730,000	754,854
Kinetik Holdings LP 5.875% 6/15/2030 (j)	840,000	843,090
Kinetik Holdings LP 6.625% 12/15/2028 (j)	985,000	1,001,670
Matador Resources Co 5.375% 4/15/2034 (j)	315,000	313,008
Matador Resources Co 6.25% 4/15/2033 (j)	380,000	380,357
Matador Resources Co 6.5% 4/15/2032 (j)	820,000	828,930
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (j)	570,000	569,646
Murphy Oil USA Inc 3.75% 2/15/2031 (j)	860,000	799,147
Northern Oil & Gas Inc 7.875% 10/15/2033 (i)(j)	1,270,000	1,314,009
Northern Oil & Gas Inc 8.75% 6/15/2031 (i)(j)	1,615,000	1,679,350
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (j)	1,710,000	1,756,020
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (i)(j)	1,225,000	1,313,149
Permian Resources Operating LLC 5.875% 7/1/2029 (j)	955,000	956,194
Permian Resources Operating LLC 7% 1/15/2032 (j)	1,370,000	1,421,375
Prairie Acquiror LP 9% 8/1/2029 (j)	1,040,000	1,074,305
Rockies Express Pipeline LLC 4.8% 5/15/2030 (j)	250,000	239,748
Rockies Express Pipeline LLC 4.95% 7/15/2029 (j)	940,000	916,560
Rockies Express Pipeline LLC 6.75% 3/15/2033 (i)(j)	620,000	638,221
Rockies Express Pipeline LLC 6.875% 4/15/2040 (i)(j)	210,000	209,047
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	910,000	877,276
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	575,000	560,695
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	460,000	459,810
Sunoco LP 5.625% 3/15/2031 (j)	805,000	801,308
Sunoco LP 5.75% 7/15/2034 (j)	1,090,000	1,073,329
Sunoco LP 5.8% 7/15/2031 (j)	1,245,000	1,234,998
Sunoco LP 6.25% 7/1/2033 (j)	745,000	748,246
Sunoco LP 6.625% 8/15/2032 (j)	1,385,000	1,406,699
Sunoco LP 7.25% 5/1/2032 (i)(j)	445,000	460,428
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (i)(j)	1,437,000	1,424,844
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (j)	910,000	898,006
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (j)	370,000	371,852
Venture Global Calcasieu Pass LLC 3.875% 8/15/2029 (j)	285,000	270,904
Venture Global LNG Inc 7% 1/15/2030 (j)	215,000	219,526
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (j)	785,000	807,314
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (j)	1,565,000	1,631,426
Venture Global Plaquemines LNG LLC 6.5% 6/15/2034 (i)(j)	940,000	978,495
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (j)	1,360,000	1,440,447
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (j)	1,270,000	1,395,989
		61,487,923
TOTAL ENERGY		73,259,693
Financials - 7.0%
Capital Markets - 1.1%
Broadstreet Partners Group LLC 5.875% 4/15/2029 (j)	870,000	847,869
Coinbase Global Inc 3.375% 10/1/2028 (j)	840,000	786,272
Focus Financial Partners LLC 6.75% 9/15/2031 (i)(j)	1,235,000	1,226,536
Hightower Holding LLC 6.75% 4/15/2029 (j)	595,000	581,701
Hightower Holding LLC 9.125% 1/31/2030 (j)	1,220,000	1,244,050
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (j)	530,000	513,680
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (j)	1,045,000	1,033,389
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (j)	965,000	979,058
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (j)	700,000	652,303
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (j)	710,000	729,531
		8,594,389
Consumer Finance - 0.7%
Ally Financial Inc 6.7% 2/14/2033	635,000	639,413
Ford Motor Credit Co LLC 5.42% 4/9/2031	1,045,000	1,026,221
OneMain Finance Corp 6.125% 5/15/2030	440,000	430,257
OneMain Finance Corp 6.625% 5/15/2029	305,000	305,296
OneMain Finance Corp 6.75% 3/15/2032	290,000	281,369
OneMain Finance Corp 6.75% 9/15/2033 (i)	770,000	738,317
OneMain Finance Corp 7.125% 11/15/2031 (i)	385,000	381,284
OneMain Finance Corp 7.125% 9/15/2032 (i)	535,000	526,898
OneMain Finance Corp 7.5% 5/15/2031	785,000	789,103
PRA Group Inc 5% 10/1/2029 (j)	255,000	235,404
		5,353,562
Financial Services - 2.3%
Block Inc 3.5% 6/1/2031	675,000	613,808
Block Inc 5.625% 8/15/2030 (j)	705,000	701,104
Block Inc 6% 8/15/2033 (j)	560,000	550,751
Block Inc 6.5% 5/15/2032	1,445,000	1,458,195
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (j)	1,365,000	1,269,428
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (j)	770,000	733,917
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (j)	620,000	583,389
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (j)	530,000	520,724
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	660,000	563,167
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	1,585,000	1,552,883
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	680,000	637,708
PennyMac Financial Services Inc 6.75% 2/15/2034 (j)	955,000	893,726
Rocket Cos Inc 6.125% 8/1/2030 (j)	895,000	903,258
Rocket Cos Inc 6.375% 8/1/2033 (j)	760,000	768,165
Rocket Cos Inc 6.5% 8/1/2029 (j)	1,095,000	1,107,325
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (j)	585,000	575,256
UWM Holdings LLC 6.25% 3/15/2031 (i)(j)	405,000	368,828
UWM Holdings LLC 6.625% 2/1/2030 (j)	595,000	561,187
Walker & Dunlop Inc 6.625% 4/1/2033 (i)(j)	765,000	747,926
WEX Inc 6.5% 3/15/2033 (j)	670,000	656,313
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (j)	1,540,000	1,609,542
		17,376,600
Insurance - 2.6%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (i)(j)	190,000	179,330
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (j)	635,000	596,268
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (j)	255,000	245,724
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (j)	150,000	150,459
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (j)	630,000	622,813
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (j)	865,000	856,795
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (j)	1,040,000	1,006,230
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (j)	615,000	603,898
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (j)	1,070,000	1,069,186
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (j)	1,035,000	1,040,641
AmWINS Group Inc 4.875% 6/30/2029 (i)(j)	1,980,000	1,896,767
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (j)	1,370,000	1,238,850
Asurion LLC/ Asurion Co-Issuer Inc 8% 12/31/2032 (j)	925,000	959,639
Athene Holding Ltd 6.875% 6/28/2055 (c)(i)	1,750,000	1,636,167
HUB International Ltd 5.625% 12/1/2029 (j)	475,000	460,772
HUB International Ltd 7.25% 6/15/2030 (j)	2,090,000	2,141,005
HUB International Ltd 7.375% 1/31/2032 (i)(j)	1,110,000	1,132,159
Panther Escrow Issuer LLC 7.125% 6/1/2031 (j)	1,895,000	1,901,365
Ryan Specialty LLC 5.875% 8/1/2032 (j)	1,695,000	1,675,278
USI Inc/NY 7.5% 1/15/2032 (j)	740,000	749,991
		20,163,337
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc 5.25% 10/15/2028 (j)	390,000	385,554
Starwood Property Trust Inc 6.5% 10/15/2030 (i)(j)	740,000	750,518
Starwood Property Trust Inc 6.5% 7/1/2030 (j)	1,050,000	1,072,333
		2,208,405
TOTAL FINANCIALS		53,696,293
Health Care - 5.4%
Biotechnology - 0.1%
Emergent BioSolutions Inc 3.875% 8/15/2028 (j)	555,000	468,293
Health Care Equipment & Supplies - 0.9%
Avantor Funding Inc 3.875% 11/1/2029 (j)	830,000	778,701
Avantor Funding Inc 4.625% 7/15/2028 (j)	473,000	461,654
Hologic Inc 3.25% 2/15/2029 (j)	500,000	499,131
Insulet Corp 6.5% 4/1/2033 (j)	375,000	382,763
Medline Borrower LP 3.875% 4/1/2029 (j)	2,415,000	2,336,179
Medline Borrower LP 5.25% 10/1/2029 (i)(j)	920,000	911,898
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (j)	1,455,000	1,482,620
		6,852,946
Health Care Providers & Services - 3.1%
Centene Corp 3.375% 2/15/2030	185,000	167,117
Centene Corp 4.625% 12/15/2029	1,260,000	1,196,096
CHS/Community Health Systems Inc 4.75% 2/15/2031 (j)	585,000	539,325
CHS/Community Health Systems Inc 5.25% 5/15/2030 (j)	385,000	362,856
CHS/Community Health Systems Inc 6.125% 4/1/2030 (j)	355,000	308,660
CHS/Community Health Systems Inc 9.75% 1/15/2034 (j)	1,045,000	1,084,572
CVS Health Corp 6.75% 12/10/2054 (c)	335,000	339,158
CVS Health Corp 7% 3/10/2055 (c)	1,870,000	1,926,803
DaVita Inc 3.75% 2/15/2031 (j)	385,000	353,024
DaVita Inc 4.625% 6/1/2030 (j)	1,655,000	1,591,308
DaVita Inc 6.75% 7/15/2033 (j)	760,000	773,036
HealthEquity Inc 4.5% 10/1/2029 (j)	1,205,000	1,165,822
Humana Inc 5.875% 3/1/2033	225,000	229,901
Humana Inc 6.625% 9/15/2056 (c)	2,960,000	2,844,515
Molina Healthcare Inc 3.875% 11/15/2030 (j)	785,000	701,813
Molina Healthcare Inc 3.875% 5/15/2032 (i)(j)	390,000	338,762
Molina Healthcare Inc 6.25% 1/15/2033 (i)(j)	940,000	911,415
Molina Healthcare Inc 6.5% 2/15/2031 (j)	1,585,000	1,558,223
National Mentor Holdings Inc 10.5% 12/15/2030 (i)(j)	820,000	846,385
Surgery Center Holdings Inc 7.25% 4/15/2032 (j)	615,000	604,037
Tenet Healthcare Corp 4.25% 6/1/2029	695,000	675,097
Tenet Healthcare Corp 4.625% 6/15/2028 (i)	1,250,000	1,238,810
Tenet Healthcare Corp 5.5% 11/15/2032 (j)	1,005,000	995,731
Tenet Healthcare Corp 6.125% 6/15/2030	2,150,000	2,163,926
Tenet Healthcare Corp 6.75% 5/15/2031	225,000	229,979
US Acute Care Solutions LLC 9.75% 5/15/2029 (j)	1,120,000	1,081,974
		24,228,345
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (j)	1,670,000	1,695,870
IQVIA Inc 6.5% 5/15/2030 (j)	1,435,000	1,465,019
		3,160,889
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (i)(j)	665,000	630,174
Charles River Laboratories International Inc 4% 3/15/2031 (j)	170,000	158,149
		788,323
Pharmaceuticals - 0.8%
1261229 BC Ltd 10% 4/15/2032 (j)	3,786,000	3,876,273
Jazz Securities DAC 4.375% 1/15/2029 (j)	810,000	789,977
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (i)(j)	360,000	349,327
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (i)(j)	1,330,000	1,083,937
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (j)	360,000	320,697
		6,420,211
TOTAL HEALTH CARE		41,919,007
Industrials - 9.4%
Aerospace & Defense - 1.9%
ATI Inc 4.875% 10/1/2029	680,000	670,930
ATI Inc 5.875% 12/1/2027	595,000	594,916
BWX Technologies Inc 4.125% 6/30/2028 (j)	1,890,000	1,837,688
Carpenter Technology Corp 5.625% 3/1/2034 (j)	1,055,000	1,045,282
Moog Inc 5.5% 10/15/2034 (j)	405,000	406,272
TransDigm Inc 6% 1/15/2033 (j)	2,200,000	2,198,765
TransDigm Inc 6.125% 7/31/2034 (i)(j)	1,055,000	1,037,637
TransDigm Inc 6.25% 1/31/2034 (i)(j)	265,000	267,923
TransDigm Inc 6.375% 3/1/2029 (j)	2,265,000	2,293,313
TransDigm Inc 6.375% 5/31/2033 (j)	3,145,000	3,128,232
TransDigm Inc 6.75% 1/31/2034 (j)	1,360,000	1,377,823
		14,858,781
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (j)	785,000	805,822
Building Products - 1.0%
Advanced Drainage Systems Inc 5.375% 3/1/2034 (i)(j)	815,000	793,093
Advanced Drainage Systems Inc 6.375% 6/15/2030 (j)	1,160,000	1,170,079
Builders FirstSource Inc 4.25% 2/1/2032 (j)	1,030,000	948,359
Builders FirstSource Inc 6.75% 5/15/2035 (j)	950,000	949,090
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (j)	2,350,000	1,373,439
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (i)(j)	1,685,000	1,713,744
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (i)(j)	590,000	509,599
		7,457,403
Commercial Services & Supplies - 2.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (j)	240,000	243,283
Allied Universal Holdco LLC 7.875% 2/15/2031 (j)	215,000	221,710
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (j)	1,255,000	1,225,410
Artera Services LLC 8.5% 2/15/2031 (j)	4,670,000	3,998,836
Brand Industrial Services Inc 10.375% 8/1/2030 (i)(j)	1,735,000	1,585,639
Clean Harbors Inc 5.75% 10/15/2033 (j)	390,000	389,045
Clean Harbors Inc 6.375% 2/1/2031 (j)	860,000	873,395
CoreCivic Inc 8.25% 4/15/2029	1,380,000	1,440,494
GEO Group Inc/The 10.25% 4/15/2031	1,495,000	1,592,698
GEO Group Inc/The 8.625% 4/15/2029	710,000	737,358
GFL Environmental Holdings US Inc 5.5% 2/1/2034 (j)	795,000	779,733
GFL Environmental Inc 6.75% 1/15/2031 (j)	525,000	543,284
Madison IAQ LLC 4.125% 6/30/2028 (j)	380,000	371,105
Madison IAQ LLC 5.875% 6/30/2029 (j)	1,250,000	1,225,825
Neptune Bidco US Inc 10.375% 5/15/2031 (j)	405,000	408,648
Neptune Bidco US Inc 9.29% 4/15/2029 (i)(j)	1,940,000	1,942,426
Neptune Bidco US Inc 9.5% 2/15/2033 (j)	1,320,000	1,280,715
Waste Pro USA Inc 7% 2/1/2033 (j)	390,000	394,388
Williams Scotsman Inc 6.625% 4/15/2030 (i)(j)	550,000	558,684
		19,812,676
Construction & Engineering - 0.3%
AECOM 6% 8/1/2033 (j)	1,380,000	1,378,484
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (j)	1,295,000	1,292,514
		2,670,998
Electrical Equipment - 0.3%
Sensata Technologies BV 4% 4/15/2029 (j)	433,000	417,828
WESCO Distribution Inc 5.25% 4/15/2031 (j)	920,000	914,508
WESCO Distribution Inc 5.5% 4/15/2034 (j)	795,000	782,955
		2,115,291
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (j)	155,000	155,920
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (i)(j)	380,000	377,915
Genesee & Wyoming Inc 6.25% 4/15/2032 (j)	1,155,000	1,168,802
XPO Inc 6.25% 6/1/2028 (j)	205,000	207,535
XPO Inc 7.125% 2/1/2032 (i)(j)	915,000	943,747
XPO Inc 7.125% 6/1/2031 (i)(j)	195,000	200,866
		3,054,785
Machinery - 0.6%
Allison Transmission Inc 5.875% 12/1/2033 (i)(j)	820,000	814,972
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (c)(j)	1,127,832	1,201,161
Enpro Inc 6.125% 6/1/2033 (j)	1,060,000	1,072,154
Mueller Water Products Inc 4% 6/15/2029 (j)	1,207,000	1,162,820
		4,251,107
Passenger Airlines - 0.3%
American Airlines Inc 7.25% 2/15/2028 (i)(j)	145,000	145,826
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (j)	1,120,000	1,058,465
United Airlines Holdings Inc 5.375% 3/1/2031	1,265,000	1,238,824
		2,443,115
Professional Services - 0.8%
Amentum Holdings Inc 7.25% 8/1/2032 (i)(j)	1,475,000	1,526,345
CACI International Inc 6.375% 6/15/2033 (j)	1,355,000	1,379,290
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (j)	1,315,000	1,228,272
Science Applications International Corp 4.875% 4/1/2028 (j)	595,000	585,555
Science Applications International Corp 5.875% 11/1/2033 (i)(j)	795,000	775,820
TriNet Group Inc 7.125% 8/15/2031 (j)	590,000	572,537
		6,067,819
Trading Companies & Distributors - 1.1%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (j)	455,000	445,167
FTAI Aviation Investors LLC 7% 6/15/2032 (i)(j)	365,000	374,167
FTAI Aviation Investors LLC 7.875% 12/1/2030 (j)	1,030,000	1,075,521
Herc Holdings Inc 5.75% 3/15/2031 (i)(j)	520,000	512,131
Herc Holdings Inc 6% 3/15/2034 (i)(j)	480,000	464,039
Herc Holdings Inc 7% 6/15/2030 (i)(j)	1,085,000	1,112,525
Herc Holdings Inc 7.25% 6/15/2033 (i)(j)	1,040,000	1,065,732
QXO Building Products Inc 6.75% 4/30/2032 (j)	780,000	795,593
United Rentals North America Inc 5.375% 11/15/2033 (j)	465,000	452,157
United Rentals North America Inc 6% 12/15/2029 (j)	345,000	350,593
United Rentals North America Inc 6.125% 3/15/2034 (j)	1,820,000	1,842,908
		8,490,533
TOTAL INDUSTRIALS		72,028,330
Information Technology - 5.0%
Communications Equipment - 0.1%
Viasat Inc 6.5% 7/15/2028 (j)	730,000	720,978
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp 5% 12/15/2029 (j)	1,885,000	1,848,851
Lightning Power LLC 7.25% 8/15/2032 (j)	390,000	405,396
Sensata Technologies Inc 3.75% 2/15/2031 (i)(j)	365,000	338,545
TTM Technologies Inc 4% 3/1/2029 (j)	1,440,000	1,382,917
		3,975,709
IT Services - 1.3%
Ahead DB Holdings LLC 6.625% 5/1/2028 (j)	1,980,000	1,936,714
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (j)	1,990,000	1,959,937
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (i)(j)	910,000	900,129
CoreWeave Inc 9% 2/1/2031 (j)	1,785,000	1,698,461
CoreWeave Inc 9.25% 6/1/2030 (j)	2,405,000	2,336,841
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (j)	1,232,000	1,146,292
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (j)	242,000	241,013
		10,219,387
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (j)	595,000	565,533
Entegris Inc 5.95% 6/15/2030 (i)(j)	2,820,000	2,837,789
ON Semiconductor Corp 3.875% 9/1/2028 (j)	727,000	701,430
Wolfspeed Inc 7% 6/15/2031 pay-in-kind (c)	189,665	150,309
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (c)(j)	225,794	246,340
		4,501,401
Software - 2.2%
Cloud Software Group Inc 6.5% 3/31/2029 (j)	1,765,000	1,721,882
Cloud Software Group Inc 9% 9/30/2029 (j)	3,625,000	3,496,942
Elastic NV 4.125% 7/15/2029 (j)	1,165,000	1,092,854
Ellucian Holdings Inc 6.5% 12/1/2029 (i)(j)	1,285,000	1,255,141
Fair Isaac Corp 6% 5/15/2033 (i)(j)	1,690,000	1,658,264
Gen Digital Inc 6.25% 4/1/2033 (i)(j)	585,000	568,688
Oracle Corp 3.6% 4/1/2040	945,000	685,104
Oracle Corp 3.8% 11/15/2037	1,145,000	909,294
Oracle Corp 5.35% 5/4/2033	935,000	910,203
Rackspace Finance LLC 3.5% 5/15/2028 (j)	815,325	403,586
SS&C Technologies Inc 5.5% 9/30/2027 (j)	270,000	270,182
SS&C Technologies Inc 6.5% 6/1/2032 (j)	655,000	655,022
UKG Inc 6.875% 2/1/2031 (i)(j)	2,980,000	2,912,400
		16,539,562
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (j)	715,000	712,318
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (j)	780,000	792,824
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (j)	325,000	341,311
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (j)	395,000	414,133
		2,260,586
TOTAL INFORMATION TECHNOLOGY		38,217,623
Materials - 5.5%
Chemicals - 3.1%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (c)(j)	2,843,675	2,310,486
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (j)	840,000	878,403
Axalta Coating Systems LLC 3.375% 2/15/2029 (i)(j)	310,000	293,312
Celanese US Holdings LLC 6.5% 4/15/2030 (i)	595,000	607,111
Celanese US Holdings LLC 6.75% 4/15/2033	435,000	445,825
Celanese US Holdings LLC 7% 2/15/2031 (i)	935,000	959,885
Celanese US Holdings LLC 7.375% 2/15/2034 (i)	780,000	799,129
Chemours Co/The 4.625% 11/15/2029 (i)(j)	1,890,000	1,772,358
Chemours Co/The 5.75% 11/15/2028 (j)	1,205,000	1,193,100
Chemours Co/The 5.875% 3/15/2034 (i)(j)	790,000	789,770
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (j)	1,029,000	1,025,232
LSB Industries Inc 6.25% 10/15/2028 (j)	620,000	616,157
Mativ Holdings Inc 8% 10/1/2029 (i)(j)	510,000	475,005
Methanex US Operations Inc 6.25% 3/15/2032 (i)(j)	510,000	521,764
Olin Corp 6.625% 4/1/2033 (i)(j)	590,000	577,153
Olympus Water US Holding Corp 4.25% 10/1/2028 (j)	700,000	668,596
Olympus Water US Holding Corp 6.25% 10/1/2029 (j)	160,000	151,206
Olympus Water US Holding Corp 6.75% 8/1/2032 (i)(j)	905,000	861,853
Olympus Water US Holding Corp 7.25% 2/15/2033 (i)(j)	1,540,000	1,469,316
Olympus Water US Holding Corp 7.25% 6/15/2031 (j)	465,000	454,167
Scih Salt Hldgs Inc 4.875% 5/1/2028 (j)	1,430,000	1,413,688
Scih Salt Hldgs Inc 6.625% 5/1/2029 (j)	1,265,000	1,258,675
WR Grace Holdings LLC 5.625% 8/15/2029 (j)	2,495,000	2,294,701
WR Grace Holdings LLC 6.625% 8/15/2032 (j)	750,000	730,766
WR Grace Holdings LLC 7% 8/1/2033 (j)	535,000	519,579
WR Grace Holdings LLC 7.375% 3/1/2031 (j)	280,000	280,722
		23,367,959
Construction Materials - 0.3%
Quikrete Holdings Inc 6.375% 3/1/2032 (j)	1,225,000	1,242,154
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (j)	770,000	794,024
VM Consolidated Inc 5.5% 4/15/2029 (j)	400,000	386,904
		2,423,082
Containers & Packaging - 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (j)	2,405,000	2,202,262
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (j)	570,000	565,105
Ball Corp 2.875% 8/15/2030	345,000	313,242
Ball Corp 3.125% 9/15/2031	385,000	346,725
Ball Corp 5.5% 9/15/2033 (i)	1,130,000	1,130,649
Ball Corp 6% 6/15/2029 (i)	415,000	420,932
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (j)	1,315,000	1,291,413
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (i)(j)	570,000	539,302
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (j)	1,605,000	1,497,584
Crown Americas LLC 5.875% 6/1/2033 (i)	1,835,000	1,834,152
Graphic Packaging International LLC 3.75% 2/1/2030 (i)(j)	410,000	376,224
Graphic Packaging International LLC 6.375% 7/15/2032 (i)(j)	920,000	915,660
		11,433,250
Metals & Mining - 0.6%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (j)	300,000	313,714
Alumina Pty Ltd 6.375% 9/15/2032 (j)	2,225,000	2,285,602
Cleveland-Cliffs Inc 6.875% 11/1/2029 (i)(j)	400,000	399,964
Cleveland-Cliffs Inc 7.375% 5/1/2033 (i)(j)	300,000	293,481
Cleveland-Cliffs Inc 7.625% 1/15/2034 (i)(j)	400,000	390,787
Commercial Metals Co 3.875% 2/15/2031	400,000	368,361
Commercial Metals Co 4.125% 1/15/2030	575,000	547,808
Commercial Metals Co 5.75% 11/15/2033 (j)	375,000	371,057
		4,970,774
TOTAL MATERIALS		42,195,065
Real Estate - 1.9%
Diversified REITs - 0.7%
GLP Capital LP / GLP Financing II Inc 5% 3/1/2036	1,535,000	1,492,938
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (j)	335,000	315,093
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (j)	2,105,000	2,044,458
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (j)	540,000	549,982
Vornado Realty LP 3.4% 6/1/2031 (i)	885,000	788,139
		5,190,610
Health Care REITs - 0.3%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (j)	800,000	777,316
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	1,782,000	1,657,268
		2,434,584
Hotel & Resort REITs - 0.3%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (j)	820,000	787,115
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (j)	300,000	303,673
RHP Hotel Properties LP / RHP Finance Corp 5.836% 3/15/2034 (j)	705,000	695,732
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (i)(j)	795,000	809,529
		2,596,049
Real Estate Management & Development - 0.2%
Howard Hughes Corp/The 4.125% 2/1/2029 (j)	555,000	524,968
Howard Hughes Corp/The 4.375% 2/1/2031 (j)	455,000	417,713
Taylor Morrison Communities Inc 5.125% 8/1/2030 (i)(j)	562,000	555,571
Taylor Morrison Communities Inc 5.75% 11/15/2032 (i)(j)	450,000	450,394
		1,948,646
Specialized REITs - 0.4%
Iron Mountain Inc 4.5% 2/15/2031 (j)	365,000	342,751
Iron Mountain Inc 6.25% 1/15/2033 (j)	320,000	318,976
Millrose Properties Inc 6.375% 8/1/2030 (j)	900,000	899,720
SBA Communications Corp 3.125% 2/1/2029	1,077,000	1,020,534
SBA Communications Corp 3.875% 2/15/2027	167,000	165,301
		2,747,282
TOTAL REAL ESTATE		14,917,171
Utilities - 4.6%
Electric Utilities - 3.7%
American Electric Power Co Inc 5.8% 3/15/2056 (c)	820,000	810,008
American Electric Power Co Inc 6.05% 3/15/2056 (c)	820,000	812,682
Clearway Energy Operating LLC 3.75% 1/15/2032 (j)	160,000	145,850
Clearway Energy Operating LLC 3.75% 2/15/2031 (j)	1,135,000	1,050,981
Clearway Energy Operating LLC 4.75% 3/15/2028 (j)	555,000	547,594
Clearway Energy Operating LLC 5.75% 1/15/2034 (j)	785,000	771,420
Edison International 7.875% 6/15/2054 (c)	785,000	804,149
Edison International 8.125% 6/15/2053 (c)	230,000	234,164
Eversource Energy 6.1% 8/15/2056 (c)	675,000	666,656
Eversource Energy 6.35% 8/15/2056 (c)	520,000	512,957
Hawaiian Electric Co Inc 6% 10/1/2033 (i)(j)	590,000	589,250
NRG Energy Inc 3.625% 2/15/2031 (j)	525,000	483,447
NRG Energy Inc 5.25% 6/15/2029 (j)	1,310,000	1,296,975
NRG Energy Inc 5.75% 1/15/2034 (j)	995,000	981,139
NRG Energy Inc 5.75% 7/15/2029 (j)	1,000,000	998,505
NRG Energy Inc 6% 1/15/2036 (j)	1,900,000	1,882,900
NRG Energy Inc 6.25% 11/1/2034 (i)(j)	1,270,000	1,280,125
PG&E Corp 6.85% 9/15/2056 (c)	1,042,000	1,029,630
PG&E Corp 7.375% 3/15/2055 (c)	2,992,000	3,006,251
Sierra Pacific Power Co 6.2% 12/15/2055 (c)	1,530,000	1,488,111
Sierra Pacific Power Co 6.375% 9/15/2056 (c)	1,350,000	1,338,968
Vistra Operations Co LLC 4.375% 5/1/2029 (j)	1,375,000	1,342,595
Vistra Operations Co LLC 5.625% 2/15/2027 (j)	1,350,000	1,350,000
Vistra Operations Co LLC 6.875% 4/15/2032 (j)	1,170,000	1,210,888
Vistra Operations Co LLC 7.75% 10/15/2031 (j)	470,000	492,316
Xcel Energy Inc 5.75% 12/3/2056 (c)	1,690,000	1,649,741
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (j)	480,000	494,000
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (j)	905,000	934,641
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (i)(j)	295,000	310,546
		28,516,489
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC 6.25% 1/15/2034 (j)	1,150,000	1,129,695
Alpha Generation LLC 6.75% 10/15/2032 (j)	1,580,000	1,603,120
Sunnova Energy Corp 5.875% (f)(g)(j)	2,255,000	5,638
Talen Energy Supply LLC 6.25% 2/1/2034 (j)	1,170,000	1,156,964
Talen Energy Supply LLC 6.5% 2/1/2036 (j)	1,560,000	1,570,812
		5,466,229
Multi-Utilities - 0.2%
Sempra 6.375% 4/1/2056 (c)	1,515,000	1,521,822
TOTAL UTILITIES		35,504,540
TOTAL UNITED STATES		523,689,237
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 6.375% 2/15/2036 (j)	750,000	717,604
First Quantum Minerals Ltd 7.25% 2/15/2034 (j)	445,000	450,527
First Quantum Minerals Ltd 8% 3/1/2033 (j)	800,000	826,536
First Quantum Minerals Ltd 8.625% 6/1/2031 (j)	245,000	252,656

TOTAL ZAMBIA		2,247,323
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $598,885,440)		594,655,344

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Compass Diversified Holdings Series C, 7.875%	4,560	89,604
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11.5% (k)	4,244	424,378
Strategy Inc Series A, 10%	8,694	832,451
TOTAL INFORMATION TECHNOLOGY		1,256,829
TOTAL UNITED STATES		1,346,433
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,319,220)		1,346,433

Preferred Securities - 4.5%
	Principal Amount (a)	Value ($)
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 6.875% (c)(j)(m)	995,000	981,568
BNP Paribas SA 7.45% (c)(j)(m)	1,100,000	1,129,046

TOTAL FRANCE		2,110,614
UNITED KINGDOM - 0.5%
Financials - 0.5%
Banks - 0.5%
Barclays PLC 7.625% (c)(m)	1,180,000	1,200,970
HSBC Holdings PLC 6.75% (c)(m)	810,000	804,900
HSBC Holdings PLC 7% (c)(m)	655,000	649,802
HSBC Holdings PLC 7.05% (c)(m)	1,465,000	1,507,976

TOTAL UNITED KINGDOM		4,163,648
UNITED STATES - 3.7%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Energy Transfer LP Series G, 7.125% (c)(m)	1,800,000	1,879,910
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.0241% (c)(d)(m)	2,145,000	2,161,516
Sunoco LP 7.875% (c)(j)(m)	2,374,000	2,431,029
TOTAL ENERGY		6,472,455
Financials - 2.8%
Banks - 1.8%
Bank of America Corp 5.875% (c)(i)(m)	1,360,000	1,364,636
Bank of America Corp 6.25% (c)(m)	1,980,000	2,014,270
Citigroup Inc 6.5% (c)(m)	1,680,000	1,690,643
Citigroup Inc 6.625% (c)(m)	1,340,000	1,368,447
Citigroup Inc 6.75% (c)(m)	455,000	458,677
Citigroup Inc 6.875% (c)(m)	2,370,000	2,406,813
Citigroup Inc 6.95% (c)(m)	395,000	401,403
Citigroup Inc 7.125% (c)(m)	1,135,000	1,156,381
JPMorgan Chase & Co 6.5% (c)(m)	1,490,000	1,553,153
Wells Fargo & Co 6.125% (c)(m)	1,250,000	1,257,615
Wells Fargo & Co 7.625% (c)(i)(m)	300,000	316,202
		13,988,240
Capital Markets - 0.5%
Bank of New York Mellon Corp/The 5.625% (c)(m)	1,080,000	1,062,126
Charles Schwab Corp/The 4% (c)(m)	870,000	807,618
Goldman Sachs Group Inc/The 6.125% (c)(i)(m)	297,000	302,591
Goldman Sachs Group Inc/The 6.85% (c)(m)	1,400,000	1,440,284
		3,612,619
Consumer Finance - 0.5%
Ally Financial Inc 4.7% (c)(i)(m)	2,580,000	2,570,568
Ally Financial Inc 4.7% (c)(i)(m)	1,110,000	1,036,723
		3,607,291
TOTAL FINANCIALS		21,208,150
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp 4.125% (c)(m)	850,000	827,430
TOTAL UNITED STATES		28,508,035
TOTAL PREFERRED SECURITIES (Cost $33,263,681)		34,782,297

Money Market Funds - 12.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	3.69	21,063,156	21,067,369
Fidelity Securities Lending Cash Central Fund (s)(t)	3.69	73,302,429	73,309,759
TOTAL MONEY MARKET FUNDS (Cost $94,377,128)			94,377,128

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $840,185,265)	841,047,750
NET OTHER ASSETS (LIABILITIES) - (9.3)% (r)	(71,621,638)
NET ASSETS - 100.0%	769,426,112

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	46	6/2026	4,975,906	(59,454)

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security.
(g)	Non-income producing - Security is in default.
(h)	Non-income producing.
(i)	Security or a portion of the security is on loan at period end.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $519,004,163 or 67.5% of net assets.

(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Zero coupon bond which is issued at a discount.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,934,239 or 1.4% of net assets.

(o)	Affiliated fund.
(p)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(q)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $326,422 or 0.0% of net assets.

(r)	Includes $70,000 of cash collateral to cover margin requirements for futures contracts.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	6/6/2022 - 3/9/2026	11,515,547

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,268,944	86,250,478	86,452,053	259,298	(896)	896	21,067,369	21,063,156	0.0%
Fidelity Securities Lending Cash Central Fund	43,537,410	115,363,922	85,591,573	32,906	-	-	73,309,759	73,302,429	0.2%
Total	64,806,354	201,614,400	172,043,626	292,204	(896)	896	94,377,128

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	10,646,045	205,057	-	205,057	-	83,137	10,934,239	1,168,487
	10,646,045	205,057	-	205,057	-	83,137	10,934,239

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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